Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income	$ 112,227	$ 3,295,507	$ 2,831,286
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation expense	2,309,263	1,841,250	1,080,675
Amortization expense of land use rights	78,926	85,842	18,447
Amortization expense of intangible assets	214,703	199,913	327,636
Amortization expense of right-of-use assets	53,627	114,387
Bad debt expense for accounts receivable	(60,982)	94,166	233,824
Bad debt expense for advances to suppliers	228,251	311,811
Inventory provision	21,962	780,366	288,411
Deferred tax assets, net	106,775	208,832	(299,996)
Gain from disposal of property, plant and equipment	(795,783)	(527,818)
Imputed interest for short-term borrowings from third parties		370,847	228,291
Changes in operating assets and liabilities:
Accounts receivable	18,373,339	(15,163,687)	(6,710,021)
Notes receivable	99,663	2,129,820	(1,887,698)
Inventories	1,599,407	(559,724)	(5,752,729)
Advances to suppliers	330,995	1,378,929	(2,130,279)
Prepaid expenses and other receivables	1,177,551	(854,448)	50,864
Other long-term receivables	(893,493)
Accounts payable	(10,507,396)	(6,781,879)	11,538,662
Accrued expenses and other current liabilities	(194,934)	(3,614,350)	5,192,485
Advances from customers	(2,894,344)	(1,542,196)	2,945,080
Income tax payable	335,069	590,588	(230,257)
Operating lease liabilities	(53,629)	(22,415)
Other long-term payables	57,086
Net cash (used in) provided by operating activities	9,698,283	(17,664,259)	7,724,681
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(5,122,095)	(6,211,335)	(3,701,172)
Disposal of property, plant and equipment	1,515,045	1,024,990
Purchases of intangible assets	(3,060,601)	(11,568)	(1,475,783)
Long-term investment	(210,867)
Net cash used in investing activities	(6,878,518)	(5,197,913)	(5,176,956)
Cash Flows from Financing Activities:
Proceeds received from stock issuance	12,409,022		98,494
Repayment of notes payable			(1,070,573)
Proceeds from (Repayments to) long-term liability	(873,401)	93,928
Proceeds from short-term bank borrowings	15,706,830	17,850,026	9,335,389
Repayments on short-term bank borrowings	(16,243,972)	(12,569,361)	(8,007,879)
Proceeds from short-term borrowings from third party individuals	1,290,972	16,872,476	5,838,187
Repayments on short-term borrowings from third party individuals	(9,652,990)	(5,890,252)	(6,254,364)
Proceeds from related parties	2,746,749	9,092,860	3,004,804
Repayments to related parties	(5,371,422)	(6,885,557)	(2,733,592)
Net cash provided by financing activities	11,788	18,564,120	210,464
Effect of changes in currency exchange rates	291,032	(379,135)	133,202
Net (decrease) increase in cash and cash equivalents	3,122,585	(4,677,187)	2,891,392
Cash, cash equivalents and restricted cash at the beginning of year	684,335	5,361,522	2,470,130
Cash and cash equivalents and restricted cash at the end of year	3,806,920	684,335	5,361,522
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	3,655,947	684,335	5,343,434
Restricted cash	150,973		18,088
Total cash, cash equivalents and restricted cash	3,806,920	684,335	5,361,522
Supplemental disclosures of cash flows information:
Cash paid for income taxes	241,697	374,951	268,724
Cash paid for interest	$ 1,010,897	$ 751,658	$ 527,027